Related parties - Other information (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2019 MXN ($)	Dec. 31, 2018 MXN ($)	Dec. 31, 2020 MXN ($)
Disclosure of transactions between related parties
Balances due under the agreement			$ 58,554		$ 124,993
Due from related parties	$ 3,641		23,442		72,629
Aggregate compensation of short and long-term benefits	$ 173,113	$ 3,453,382	3,600,762	$ 3,125,393
Expense (benefit) arising from cash-settled share-based payments transactions			40,724	(5,238)
Expense arising from cash-settled share-based payments transactions		105,303
Servprot S.A. de C.V.
Disclosure of transactions between related parties
Security services expenses		$ 3,464	3,120	2,804
Aeromantenimiento, S.A.
Disclosure of transactions between related parties
Agreement term	5 years	5 years
Balances due under the agreement			1,474		39,284
Aircraft, engine maintenance and technical support		$ 243,063	207,439	346,522
Human Capital International
Disclosure of transactions between related parties
Balances due under the agreement				0
Professional services expenses				324
One Link, S.A. de C.V.
Disclosure of transactions between related parties
Balances due under the agreement			39,838		0
Expenses under the agreement		73,167	37,026	0
Mijares, Angoitia, Corts y Fuentes
Disclosure of transactions between related parties
Balances due under the agreement			996		166
Expenses under the agreement		5,582	1,321	1,672
Frontier Airlines Inc
Disclosure of transactions between related parties
Balances due under the agreement			16,246		39
Due from related parties			23,442		72,629
Revenue under this agreement		148,964	208,968	8,358
Directors and officers
Disclosure of transactions between related parties
Share-based payments transactions		75,040	49,659	19,980
Expense (benefit) arising from cash-settled share-based payments transactions			40,724	(5,238)
Expense arising from cash-settled share-based payments transactions		105,303
Provision for cash bonuses			80,634	50,000	0
Chairman and independent members of the board of directors
Disclosure of transactions between related parties
Aggregate compensation of short and long-term benefits		5,762	8,085	7,178
Rest of the directors
Disclosure of transactions between related parties
Aggregate compensation of short and long-term benefits		3,692	4,367	5,217
Senior managers
Disclosure of transactions between related parties
Aggregate compensation of short and long-term benefits		253,681	$ 237,846	$ 180,001
Grupo Aeroportuario del Centro Norte
Disclosure of transactions between related parties
Balances due under the agreement					80,681
Account payable					80,681
Amount expensed		32,193
Chevez, Ruiz, Zamarripa y Ca., S.C
Disclosure of transactions between related parties
Balances due under the agreement					4,823
Account payable					$ 4,823
Amount expensed		$ 4,823